Intangible Assets And Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible assets, Favorable Lease

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2020	$ 83,716	$ (81,716)	$ 2,000
Additions/ (Amortization)	—	(583)	(583)
Favorable lease terms June 30, 2021	$ 83,716	$ (82,299)	$ 1,417

Intangible Assets and Liabilities - Amortization of Favorable Lease Terms
	Three Month Period Ended		Six Month Period Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Favorable lease terms	$ (292)	$ (292)	$ (583)	$ (583)
Total	$ (292)	$ (292)	$ (583)	$ (583)

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets

Year	Amount
2022	1,166
2023	251
Total	$ 1,417

Intangible Assets And Liabilities - Intangible assets, Unfavorable Lease

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2020	$—	$—	$—
Additions/ (Amortization)	224,490	(42,026)	182,464
Unfavorable lease terms June 30, 2021	$224,490	$(42,026)	$182,464

Intangible Assets And Liabilities - Amortization of Unfavorable Lease Terms
	Three Month Period Ended		Six Month Period Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Unfavorable lease terms	$ 42,026	—	$ 42,026	—
Total	$ 42,026	—	$ 42,026	—

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities

Year	Amount
2022	101,266
2023	42,729
2024	16,792
2025	12,204
2026	9,473
Total	$ 182,464